Consolidated statements of changes in shareholders' equity - USD ($) $ in Millions		Total	Capital [member]	Treasury shares [Member]	Share-based benefit plans [member]	Acquisition cost of treasury shares [member] [1]	Share trading premium [member]	Issuance premiums [member]	Shareholders' contribution [member]	Legal reserve [member]		Reserve for future dividends [member]		Reserve for investments [member]		Reserve for purchase of treasury shares [member]		Other comprehensive income [member]		Unappropriated retained earnings and losses [member]		Equity attributable to Shareholders of the parent company [member]	Equity attributable to Non-controlling interests [member]
Balance at the beginning of the fiscal year at Dec. 31, 2021		$ 8,264	$ 3,931	$ 2	$ 5	$ (5)	$ (38)	$ 640	$ 4,535	$ 787	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ (564)	[2]	$ 3,426	[2]	$ 8,184	$ 80
Accrual of share-based benefit plans	[3]	2			2				2													2
Repurchase of treasury shares		(28)	(19)	19		(28)			(28)													(28)
Absorption of accumulated losses	[4]	0
Settlement of share-based benefit plans		(2)	3	(3)	(5)	3	0		(2)													(2)
Other comprehensive income		82																70	[2]			70	12
Net (loss) / profit		2,234																		2,228	[2]	2,228	6
Balance at the end of the fiscal year at Dec. 31, 2022		10,552	3,915	18	2	(30)	(38)	640	4,507	787	[2],[5]	0	[2],[5]	0	[2],[5]	0	[2],[5]	(494)	[2],[5],[6]	5,654	[2],[5]	10,454	98
Accrual of share-based benefit plans	[3]	3			3				3													3
Repurchase of treasury shares		0
Settlement of share-based benefit plans		(6)	4	(4)	(4)		(2)		(6)													(6)
Constitution of reserves	[5],[7]											226		5,325		35				(5,586)
Other comprehensive income		(221)																(190)	[5]			(190)	(31)
Net (loss) / profit		(1,277)																		(1,312)	[5]	(1,312)	35
Balance at the end of the fiscal year at Dec. 31, 2023		9,051	3,919	14	1	(30)	(40)	640	4,504	787	[5]	226	[5]	5,325	[5]	35	[5]	(684)	[5],[8]	(1,244)	[5]	8,949	102
Accrual of share-based benefit plans	[3]	7			7				7													7
Repurchase of treasury shares		0
Settlement of share-based benefit plans		(5)	3	(3)	(5)	2	(2)		(5)													(5)
Reversal of reserves and absorption of accumulated losses	[5],[9]											(226)		(5,325)		(35)				5,586
Constitution of reserves	[5],[9]													4,236		36				(4,272)
Other comprehensive income		424																353	[5]			353	71
Net (loss) / profit		2,393																		2,348	[5]	2,348	45
Balance at the end of the fiscal year at Dec. 31, 2024		$ 11,870	$ 3,922	$ 11	$ 3	$ (28)	$ (42)	$ 640	$ 4,506	$ 787	[5]	$ 0	[5]	$ 4,236	[5]	$ 36	[5]	$ (331)	[5],[10]	$ 2,418	[5]	$ 11,652	$ 218

[1]	Net of employees’ income tax withholding related to the share-based benefit plans.
[2]	Includes 68 restricted to the distribution of retained earnings. See Note 31.
[3]	See Note 38.
[4]	As decided in the Shareholders’ Meeting on April 29, 2022.
[5]	Includes 70 restricted to the distribution of retained earnings. See Note 31.
[6]	Includes (1,431) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 937 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency. See Note 2.b.1).
[7]	As decided in the Shareholders’ Meeting on April 28, 2023.
[8]	Includes (1,873) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 1,189 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency. See Note 2.b.1).
[9]	As decided in the Shareholders’ Meeting on April 26, 2024.
[10]	Includes (1,976) corresponding to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 1,645 corresponding to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency. See Note 2.b.1).